Major Customers - Group's Major Customers (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [Line Items]
REVENUE	¥ 2,015,890	¥ 1,616,903	¥ 1,725,428
China Petroleum & Chemical Corporation [member]
Disclosure of major customers [Line Items]
REVENUE	¥ 65,767	¥ 39,481	¥ 33,482
Percentage of Total revenue	3.00%	2.00%	2.00%
China National Petroleum Corporation [member]
Disclosure of major customers [Line Items]
REVENUE	¥ 92,173	¥ 91,094	¥ 80,045
Percentage of Total revenue	5.00%	6.00%	5.00%
Customers [member]
Disclosure of major customers [Line Items]
REVENUE	¥ 157,940	¥ 130,575	¥ 113,527
Percentage of Total revenue	8.00%	8.00%	7.00%